Pension and other post-employment benefits	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Pension and other post-employment benefits	Pension and other post-employment benefits
The following tables list the components of net benefit costs for the pension plans and other post-employment benefits ("OPEB") in the unaudited interim condensed consolidated statements of operations for the three and six months ended June 30:

	Pension benefits
	Three months ended June 30		Six months ended June 30
	2024	2023	2024	2023
Service cost	$2,969	$3,166	$6,053	$6,093
Non-service costs
Interest cost	8,061	7,906	16,494	16,299
Expected return on plan assets	(8,603)	(7,947)	(17,300)	(16,263)
Amortization of net actuarial gains	(321)	(71)	(712)	(195)
Amortization of prior service credits	(359)	(373)	(719)	(746)
Impact of regulatory accounts	4,384	4,588	8,755	8,683
	$3,162	$4,103	$6,518	$7,778
Net benefit cost	$6,131	$7,269	$12,571	$13,871

	OPEB
	Three months ended June 30		Six months ended June 30
	2024	2023	2024	2023
Service cost	$780	$902	$1,560	$1,891
Non-service costs
Interest cost	2,674	2,891	5,327	6,329
Expected return on plan assets	(2,644)	(2,331)	(5,288)	(5,077)
Amortization of net actuarial gains	(867)	(561)	(2,466)	(1,122)
Amortization of prior service credits	(213)	(213)	(426)	(426)
Impact of regulatory accounts	1,863	1,417	3,748	2,785
	$813	$1,203	$895	$2,489
Net benefit cost	$1,593	$2,105	$2,455	$4,380